UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

          (Zip code)

Emile Moulineax

          Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end: 03/31

Date of reporting period: 6/30/11

Item 1.  Schedule of Investments.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

Shares				Value
	COMMODITY TRADING ADVISORS - 18.0%
4,000,000	Banyan Capital Fund LP * ++			$ 3,878,487
16,306,007	Crabel Multi-Product Class A *			16,859,521
14,410,410	Fort Global Contrarian LP *			14,539,066
4,094,418	Conquest Macro Fund, LLC Series C3 *			3,568,404
6,869,911	Paskewitz Contrarian Stock Index *			6,502,389
5,875,564	Quantitative Global 3x Fund, Ltd. * + ++			4,901,558
4,356,012	The Tap Fund, Ltd. * + ++			4,378,512
5,147,249	The Traders Offshore Fund Class B * + ++			4,555,174

	TOTAL COMMODITY TRADING ADVISORS (Cost $59,839,772)			59,183,111

Principal ($)		Coupon (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 30.3%

	AUTOMOBILE ABS - 2.5%
$ 1,298,576	Santander Drive Auto Receivables Trust Class A2	1.3600	3/15/2013	1,301,245
1,798,471	Ally Auto Receivables Trust Class A1	0.2541	11/15/2011	1,799,346
3,000,000	BMW Vehicle Lease Trust Class A2	0.6400	9/20/2012	3,001,875
2,000,000	Volkswagen Auto Loan Enhanced Trust Class A2	0.6700	12/20/2013	2,001,250
				8,103,716
	AUTO PARTS & EQUIPMENT - 0.3%
790,000	Johnson Controls, Inc.	4.8750	9/15/2013	850,245

	BANKS - 3.9%
2,000,000	Bank of America Corp.	4.8750	9/15/2012	2,080,880
2,000,000	Citigroup, Inc.	5.3000	10/17/2012	2,096,420
150,000	Citigroup, Inc.	5.1000	9/29/2011	151,472
2,001,000	Goldman Sachs Group Inc. (The)	5.4500	11/1/2012	2,112,476
2,000,000	JPMorgan Chase & Co. Series MTN	2.0500	1/24/2014	2,012,780
1,000,000	JPMorgan Chase & Co.	4.7500	5/1/2013	1,061,030
1,045,000	Morgan Stanley Series GMTN	5.7500	8/31/2012	1,099,225
2,000,000	Wells Fargo & Co.	5.2500	10/23/2012	2,109,820
				12,724,103
	CHEMICALS - 0.2%
485,000	El du Pont de Nemours & Co.	4.8750	4/30/2014	531,027

	BEVERAGES - 2.1%
3,000,000	Anheuser-Bush InBev Worldwide, Inc.	2.5000	3/26/2013	3,071,310
2,880,000	Diageo Capital PLC	5.1250	1/30/2012	2,954,102
1,000,000	PepsiCo, Inc.	5.1500	5/15/2012	1,038,450
				7,063,862
	COMMERCIAL MBS - 2.2%
1,850,000	Bear Stearns Commercial Mortgage Securities
	Class A4	4.5210	11/11/2041	1,862,192
4,557,316	Bear Stearns Commercial Mortgage Securities
	Class A1	5.1450	1/12/2045	4,575,773
840,748	Credit Suisse First Boston Mortgage Securities
	Corp. Class A4	4.2830	10/15/2039	852,543
				7,290,508
	COMPUTERS - 0.5%
1,654,000	Hewlett-Packard Co.	2.9500	8/15/2012	1,697,202

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
1,933,000	American Express Co.	4.8750	7/15/2013	2,055,166
500,000	Bear Stearns Cos, LLC (The )	5.3500	2/1/2012	513,070
571,000	Boeing Capital Corp.	6.5000	2/15/2012	591,436
1,000,000	Caterpillar Financial Services Corp. Series MTN	1.9000	12/17/2012	1,016,630
1,000,000	General Electric Capital Corp.	2.8000	1/8/2013	1,023,860
1,000,000	General Electric Capital Corp.	3.5000	8/13/2012	1,029,790
2,000,000	Household Finance Corp.	6.3750	11/27/2012	2,136,460
1,693,000	National Rural Utilities Cooperative Finance Corp.	7.2500	3/1/2012	1,765,477
500,000	National Rural Utilities Cooperative Finance Corp.	2.6250	9/16/2012	511,456
1,000,000	Toyota Motor Credit Corp. Series MTN	1.3750	8/12/2013	1,006,310
				11,649,655
	ELECTRIC - 0.4%
1,285,000	Alabama Power Co. Series 07-D	4.8500	12/15/2012	1,357,795

	FOOD - 1.6%
5,000,000	Hershey Co. (The)	5.0000	4/1/2013	5,348,300

	INSURANCE - 0.6%
2,000,000	MetLife, Inc.	5.3750	12/15/2012	2,116,580

	MEDIA - 1.5%
4,435,000	Comcast Cable Communications Holdings, Inc.	8.3750	3/15/2013	4,960,548

	MINING - 1.2%
2,000,000	BHP Billiton Finance USA, Ltd.	5.5000	4/1/2014	2,222,560
750,000	BHP Billiton Finance USA, Ltd.	5.1250	3/29/2012	774,075
1,000,000	Rio Tinto Finance USA, Ltd.	5.8750	7/15/2013	1,089,160
				4,085,795
	OIL & GAS - 1.8%
1,750,000	ConocoPhillips	4.7500	10/15/2012	1,839,653
2,000,000	Shell International Finance BV	4.0000	3/21/2014	2,146,340
2,000,000	Total Capital Canada, Ltd. **	0.3475	5/13/2013	1,999,300
				5,985,293

	PHARMACEUTICALS - 2.5%
750,000	Eli Lilly & Co.	6.0000	3/15/2012	778,395
2,582,000	GlaxoSmithKline Capital, Inc.	4.8500	5/15/2013	2,772,268
4,065,000	Wyeth	5.5000	2/1/2014	4,506,662
				8,057,325

	PIPELINES - 1.6%
5,000,000	Kinder Morgan Energy Partners LP	7.1250	3/15/2012	5,213,900

	RETAIL - 0.9%
935,000	Costco Wholesale Corp.	5.3000	3/15/2012	966,051
713,000	Home Depot, Inc.	5.2500	12/16/2013	776,543
1,137,000	Wal-mart Stores, Inc.	3.2000	5/15/2014	1,199,853
				2,942,447

	TELECOMMUNICATIONS - 1.3%
2,000,000	BellSouth Corp.	4.7500	11/15/2012	2,099,140
495,000	Verizon Maryland, Inc. Series A	6.1250	3/1/2012	511,404
1,413,000	Verizon Virginia, Inc. Series A	4.6250	3/15/2013	1,487,536
				4,098,080

	TOYS - 1.6%
5,000,000	Mattel, Inc.	5.6250	3/15/2013	5,339,350

	TOTAL CORPORATE BONDS & NOTES (Cost $99,392,831)			99,415,731

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.3%

2,000,000	Federal Agricultural Mortgage Corp	2.1100	3/15/2012	2,024,640
1,000,000	Federal Farm Credit Bank	1.1250	10/3/2011	1,002,410
2,060,000	Federal Farm Credit Bank	1.8750	12/7/2012	2,102,580
1,031,000	Federal Farm Credit Bank	2.2500	4/24/2012	1,047,713
1,500,000	Federal Farm Credit Bank	2.1250	6/18/2012	1,526,640
1,000,000	Federal Home Loan Banks	0.7500	12/21/2011	1,002,590
5,000,000	Federal Home Loan Banks **	0.1360	11/26/2012	4,996,500
2,000,000	Federal Home Loan Banks	1.0000	3/27/2013	2,017,800
1,500,000	Federal Home Loan Banks	3.6250	9/16/2011	1,510,890
1,345,000	Federal Home Loan Banks	1.6250	7/27/2011	1,346,480
1,025,000	Federal Home Loan Banks	2.0500	8/10/2012	1,027,060
2,000,000	Federal Home Loan Mortgage Corp.	1.0000	5/24/2013	2,002,320
2,000,000	Federal Home Loan Mortgage Corp.	1.1000	12/27/2012	2,018,080
2,000,000	Federal Home Loan Mortgage Corp.	0.7500	12/28/2012	2,008,320
1,000,000	Federal Home Loan Mortgage Corp.	1.2500	7/25/2013	1,000,790
3,000,000	Federal Home Loan Mortgage Corp.	2.1250	3/23/2012	3,040,980
3,000,000	Federal Home Loan Mortgage Corp.	2.1250	9/21/2012	3,063,810
2,000,000	Federal Home Loan Mortgage Corp. Series 1	0.7500	3/28/2013	2,008,040
1,000,000	Federal National Mortgage Association	1.0000	4/4/2012	1,005,770
3,000,000	Federal National Mortgage Association	1.4200	1/13/2014	3,013,860
2,000,000	Federal National Mortgage Association	1.2500	6/22/2012	2,018,600
2,497,000	Federal National Mortgage Association	2.0000	1/9/2012	2,520,447
1,000,000	Federal National Mortgage Association	1.0000	11/23/2011	1,003,280
1,300,000	Federal National Mortgage Association	4.7500	2/21/2013	1,390,025
1,370,000	Federal National Mortgage Association	4.3750	7/17/2013	1,472,613
2,000,000	Federal National Mortgage Association	5.0000	10/15/2011	2,027,820
1,000,000	Tennesse Valley Authority Series A	6.7900	5/23/2012	1,058,130
4,000,000	United States Treasury Note/Bond	2.7500	10/31/2013	4,199,219
4,000,000	United States Treasury Note/Bond	2.0000	11/30/2013	4,132,344
2,000,000	United States Treasury Note/Bond	0.8750	1/31/2012	2,008,828
2,000,000	United States Treasury Note/Bond	1.0000	7/31/2011	2,001,563
2,000,000	United States Treasury Note/Bond	1.0000	8/31/2011	2,003,125
2,000,000	United States Treasury Note/Bond	1.0000	9/30/2011	2,004,688
2,000,000	United States Treasury Note/Bond	1.0000	12/31/2011	2,008,750
4,000,000	United States Treasury Note/Bond	1.3750	2/15/2013	4,063,281
4,000,000	United States Treasury Note/Bond	1.3750	10/15/2012	4,054,688
4,000,000	United States Treasury Note/Bond	1.3750	11/15/2012	4,057,344
4,000,000	United States Treasury Note/Bond	1.3750	1/15/2013	4,061,250
2,000,000	United States Treasury Note/Bond	1.3750	2/15/2013	2,015,313
3,000,000	United States Treasury Note/Bond	1.5000	7/15/2012	3,039,258
3,000,000	United States Treasury Note/Bond	1.7500	8/15/2012	3,050,155
3,000,000	United States Treasury Note/Bond	1.8750	6/15/2012	3,046,990

	TOTAL U.S. GOVERNMENT &
	AGENCY OBLIGATIONS (Cost $95,825,180)			96,004,984

	SHORT-TERM INVESTMENTS - 3.0%

	DISCOUNT NOTES - 2.6%
500,000	Target Corp.		7/5/2011	499,997
1,000,000	United States Treasury Bill		8/25/2011	999,927
1,000,000	United States Treasury Bill		8/4/2011	999,986
1,000,000	United States Treasury Bill		8/11/2011	999,972
1,000,000	United States Treasury Bill		8/18/2011	999,940
1,000,000	United States Treasury Bill		9/1/2011	999,940
1,000,000	United States Treasury Bill		9/8/2011	999,921
1,000,000	United States Treasury Bill		9/15/2011	999,947
1,000,000	United States Treasury Bill		7/28/2011	999,974
				8,499,604
Shares
	MONEY MARKET FUND - 0.4%
1,440,921	BlackRock Liquidity Funds T-Fund Portfolio +			1,440,921

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,940,525)			9,940,525

	TOTAL INVESTMENTS - 80.6% (Cost $264,998,308) (a)			$ 264,544,351
	OTHER ASSETS LESS LIABILITIES - 19.4%			63,797,043
	TOTAL NET ASSETS - 100.0%			$ 328,341,394

* Non-Income producing investment.
** Floating rate security - interest rate subject to periodic change.
+ All or a portion of this investment is a holding of PFS Fund Limited.
++ Restricted securities. The aggregate value of such securities is 5.4% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 1,402,630
		Unrealized depreciation:		(1,856,587)
		Net unrealized depreciation:		$ (453,957)

STATEMENT OF FINANCIAL FUTURES
Open Long Future Contracts +	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
76	10 Year T-Bond SFE	$ 7,203,660	$ (25,148)
19	10 Year T-Notes Sep 11	2,324,234	(22,203)
95	10 Year T-Notes Sep 11	11,621,172	68,399
6	10 Year TSE JGB Sep 11	846,240,000	29,819
1	10 Year TSE JGB Sep 11	141,040,000	4,846
1	10 Year TSE JGB Sep 11	141,040,000	4,846
2	10 Year TSE JGB Sep 11	282,080,000	9,691
12	10 Year TSE JGB Sep 11	1,692,480,000	73,057
56	5 Year Note Sep 11	6,674,938	9,672
159	5 Year Note Sep 11	18,952,055	83,429
66	5 Year Note Sep 11	7,866,891	14,937
9	5 Year Note Sep 11	1,072,758	(12,727)
43	Austrailian Sep 11	4,569,180	62,034
14	Austrailian Sep 11	1,487,640	9,907
28	Austrailian Sep 11	2,975,280	40,778
29	Austrailian Sep 11	3,081,540	30,701
3	Austrailian Sep 11	318,780	280
47	Austrailian Sep 11	4,994,220	(1,713)
21	B-Pound Sep 11	2,106,694	(36,319)
61	Braz Real Sep 11	3,854,895	108,165
39	Braz Real Sep 11	2,464,605	98,055
8	Cattle Aug 11	354,800	(3,526)
65	CDN Dollar Sep 11	6,732,700	121,900
84	CDN Dollar Sep 11	8,700,720	131,990
24	CDN Dollar Sep 11	2,485,920	41,325
2	CDN Dollar Sep 11	207,160	120
15	CME Fld Milk Aug 11	572,100	(13,920)
1	CME Fld Milk Aug 11	38,140	(60)
7	CME Lean Hogs Aug 11	256,690	(13,930)
35	CME Rev Lumber Sep 11	997,150	40,216
11	Cocoa Sep 11	346,610	25,410
16	Cocoa Sep 11	504,160	20,300
7	Coffee 'C' Sep 11	697,200	8,794
16	Corn Dec 2011	496,400	(33,600)
8	Corn Dec 2011	248,200	(22,128)
11	Corn Dec 2011	341,275	(9,488)
13	EMINI S&P 500 Sep 11	855,075	12,350
329	Euro Dlrs Dec 11	81,904,550	(14,025)
18	EURX DAX INDEX Sep 11	3,326,175	130,304
66	EURX E-STXX 50 Sep 11	1,879,680	82,221
31	EURX-BOBL Sep 11	3,613,980	12,266
34	EURX-BOBL Sep 11	3,963,720	(37,874)
31	EURX-BOBL Sep 11	3,613,980	(32,894)
19	EURX-BUND Sep 11	2,384,120	(7,708)
38	EURX-BUND Sep 11	4,768,240	(86,707)
9	FTSE 100 Sept 11	531,225	2,097
37	Gold-Comex Aug 11	5,560,360	(44,010)
22	Gold-Comex Aug 11	3,306,160	(122,760)
53	Gold-Comex Aug 11	7,964,840	(105,820)
46	Gold-Comex Aug 11	6,912,880	(112,260)
11	Gold-Comex Aug 11	1,653,080	(59,070)
2	Gold-Comex Aug 11	300,560	(180)
3	Gold-Comex Aug 11	450,840	(990)
15	Hi-Grd Copper Sep 11	1,605,938	62,438
24	Hi-Grd Copper Sep 11	2,569,500	40,950
4	Hi-Grd Copper Sep 11	428,250	850
1	Hi-Grd Copper Sep 11	107,063	13
6	ICE BRENT CRD Aug 11	674,880	(25,170)
39	IMM Emini MDCP Sep 11	3,808,350	183,300
3	IMM Emini MDCP Sep 11	292,950	(630)
24	IMM Euro FX Sep 11	4,346,400	(22,800)
37	IMM MEX PESO Sep 11	1,569,263	12,488
93	IMM MEX PESO Sep 11	3,944,363	24,800
24	IMM MEX PESO Sep 11	1,017,900	12,963
2	IMM MEX PESO Sep 11	84,825	-
13	IMM NIKKEI IND Sep 11	643,500	27,200
1	IMM NIKKEI IND Sep 11	49,500	(125)
35	Japanese Yen Sep 11	5,439,438	(16,750)
23	Japanese Yen Sep 11	3,574,488	(20,188)
5	KC Wheat Sep 11	176,813	(17,813)
118	LIF 3M Dec 11 INT	14,609,875	73,371
228	LIF 3M Dec 11 INT	28,229,250	26,472
83	LIF 3M EURIBOR Dec 11	20,359,900	(18,581)
22	LIF 3M Sep 11 GILT	2,643,300	4,226
23	LIF 3M Sep 11 GILT	2,763,450	(48)
10	LME ALUM US Aug 19 11	630,205	4,893
11	LME ALUM US Jul 05 11	688,394	(39,944)
1	LME ALUM US Jul 05 11	62,581	(2,669)
9	LME ALUM US Jul 06 11	563,330	(39,078)
2	LME ALUM US Jul 06 11	125,185	(9,466)
4	LME ALUM US Jul 06 11	250,369	(18,131)
3	LME ALUM US Jul 06 11	187,777	(17,498)
32	LME ALUM US Sep 21 11	2,024,800	(80,400)
1	LME ALUM US Sep 21 11	63,275	(1,575)
13	LME Copper US Aug 17 11	3,064,425	61,289
3	LME Copper US Aug 4 11	707,001	37,238
1	LME Copper US Aug 5 11	235,672	4,597
6	LME Copper US Jul 20 11	1,413,300	(44,379)
2	LME Copper US Jul 20 11	471,100	(4,650)
5	LME Copper US Sep 20 11	1,178,985	35,860
2	LME NICKEL US Aug 10 11	280,823	(38,118)
2	LME NICKEL US Aug 19 11	280,996	(1,604)
5	LME NICKEL US Sep 13 11	702,732	33,465
2	LME NICKEL US Sep 2 11	281,050	3,164
6	LME ZINC US Aug 17 11	353,288	16,950
1	LME ZINC US Aug 17 11	58,881	1,614
6	LME ZINC US Aug 5 11	352,731	29,207
2	LME ZINC US Aug 5 11	117,577	5,602
6	LME ZINC US Jul 26 11	352,295	11,876
1	LME ZINC US Jul 26 11	58,716	2,991
5	LME ZINC US Jul 8 11	292,900	(22,334)
1	LME ZINC US Jul 8 11	58,580	(4,795)
1	LME ZINC US Jul 8 11	58,580	(470)
7	LME ZINC US Sep 29 11	413,870	11,424
280	MPLS Wheat Sep 11	11,130,000	(2,603,938)
32	Natural Gas Aug 11	1,399,680	(76,480)
13	Natural Gas Aug 11	568,620	1,560
1	Natural Gas Aug 11	43,740	20
22	New Zealand Sep 11	1,811,260	29,850
2	New Zealand Sep 11	164,660	180
7	NY Silver Sep 11	1,219,120	2,590
41	NYF SM RUSS2K Sep 2011	3,384,140	202,540
4	NYF SM RUSS2K Sep 2011	330,160	(440)
17	NYL MSCI EMG Sep 11	982,600	44,740
2	NYL MSCI EMG Sep 11	115,600	200
3	OSK NIK 225 Sep 11	29,460,000	16,401
1	OSK NIK 225 Sep 11	9,820,000	4,721
17	Palladium Sep 11	1,293,105	8,755
2	Palladium Sep 11	152,130	30
17	Platinum Oct 11	1,467,185	11,475
2	Platinum Oct 11	172,610	(40)
36	S Africa Rand Sep 11	2,632,500	850
23	S&P 500 Sep 11	7,564,125	283,475
11	S&P 500 Sep 11	3,617,625	141,700
1	S&P 500 Sep 11	328,875	75
23	Sugar # 11 Oct 11	678,518	6,182
21	Sugar # 11 Oct 11	619,517	11,066
19	Sugar # 11 Oct 11	560,515	(1,064)
4	Sugar # 11 Oct 11	118,003	(179)
18	Swiss Franc Sep 11	2,679,075	(10,906)
9	Swiss Franc Sep 11	1,339,538	(7,506)
21	Swiss Franc Sep 11	3,125,588	(13,613)
35	US $ Index Sep 11	2,612,225	6,951
13	US T-Bonds Sep 11	1,599,406	(32,563)
42	White Sugar #5 Aug 11	1,551,900	48,420
7	White Sugar #5 Aug 11	258,650	(310)
Net Unrealized Depreciation from Open Long Futures Contracts			(1,184,385)

Open Short Future Contracts +	Description	Notional Amount at Value *	Unrealized Gain/ (Loss)
15	10Y T-NOTES Sep 11	$ 1,834,922	$ (469)
1	10Y T-NOTES Sep 11	122,328	94
30	10Y T-NOTES Sep 11	3,669,844	6,094
18	Austrailian Sep 11	1,912,680	(26,445)
42	B-Pound Sep 11	4,213,388	31,763
15	Cocoa Sep 11	472,650	(24,690)
1	Cocoa Sep 11	31,510	40
25	Coffee 'C' Sep 11	2,490,000	(2,513)
3	Cotton Dec 11	177,885	4,665
12	Cotton Dec 11	711,540	22,200
110	CRUDE PALM OIL Sep 11	8,448,000	37,883
16	EMINI S&P 500 Sep 11	1,052,400	(2,135)
48	Euro Dlrs Sep 12	11,901,600	2,700
5	EURX-BUND Sep 11	627,400	(4,936)
26	EURX-BUND Sep 11	3,262,480	(9,683)
2	EURX-BUND Sep 11	250,960	(203)
7	FDR CATTLE Aug 11	483,263	(52,013)
25	FTSE 100 Sept 11	1,475,625	(104,506)
8	HEATING OIL Aug 11	989,957	(29,669)
4	HEATING OIL Aug 11	494,978	(31,550)
9	HEATING OIL Aug 11	1,113,701	(42,483)
10	Hi-Grd Copper Sep 11	1,070,625	(37,250)
13	HS INDEX Jul 11	14,578,200	(42,264)
27	HS INDEX Jul 11	30,277,800	(84,482)
8	ICE GAS OIL Aug 11	743,600	(41,300)
12	ICE GAS OIL Sep 11	1,119,000	(41,250)
12	IMM Euro FX Sep 11	2,173,200	7,050
21	IMM Euro FX Sep 11	3,803,100	(87,150)
9	Japanese Yen Sep 11	1,398,713	8,675
28	KC Wheat Sep 11	990,150	129,050
6	KC Wheat Sep 11	212,175	(975)
26	LIF ROBUSTA 10 Sep 11	649,480	(13,870)
9	LME ALUM US Aug 19 11	567,185	(2,435)
1	LME ALUM US Aug 19 11	63,021	3,605
12	LME ALUM US Jul 05 11	750,975	63,975
14	LME ALUM US Jul 06 11	876,292	24,143
2	LME ALUM US Jul 06 11	125,185	5,316
2	LME ALUM US Jul 06 11	125,185	(360)
24	LME ALUM US Sep 21 11	1,518,600	9,900
3	LME Copper US Aug 04 11	707,001	(18,089)
3	LME Copper US Aug 05 11	707,015	(44,744)
2	LME Copper US Aug 11 11	471,343	(38,397)
1	LME Copper US Aug 11 11	235,672	(6,023)
13	LME Copper US Aug 17 11	3,064,425	(210,343)
6	LME Copper US Jul 11	1,413,300	(5,283)
2	LME Copper US Jul 11	471,100	(8,450)
5	LME Copper US Sep 20 11	1,178,985	(61,048)
5	LME Nickel US Aug 09 11	702,390	25,200
7	LME Nickel US Aug 10 11	983,367	54,033
2	LME Nickel US Aug 10 11	280,962	(642)
2	LME Nickel US Aug 19 11	280,996	4,549
2	LME Nickel US Jul 18 11	280,823	23,953
2	LME Nickel US Sep 02 11	281,050	(8,038)
5	LME Nickel US Sep 13 11	702,732	(33,067)
8	LME Zinc US Aug 05 11	470,308	(44,334)
6	LME Zinc US Aug 17 11	353,288	(36,338)
1	LME Zinc US Aug 17 11	58,881	(2,731)
7	LME Zinc US Jul 08 11	410,060	(19,994)
7	LME Zinc US Jul 26 11	411,010	(20,095)
7	London Cocoa Jul 11	136,780	(8,677)
1	LT CRUDE SPREAD Aug 11	95,420	(1,520)
33	LT CRUDE SPREAD Aug 11	3,148,860	(77,180)
15	LT CRUDE SPREAD Aug 11	1,431,300	(29,550)
1	LT CRUDE SPREAD Aug 11	95,420	(190)
21	LT CRUDE SPREAD Sept 11	2,015,160	8,710
19	ME S&P CAN 60 Sep 11	2,896,360	(30,555)
12	MON CAC40 10EU Jul 11	477,540	(27,610)
5	NATURAL GAS SPREAD Sep 11	219,650	(750)
11	NYM RBOB GAS Aug 11	1,371,770	(63,386)
8	NYM RBOB GAS Aug 11	997,651	(65,306)
87	SGX MINI JGB Sep 11	1,227,744,000	1,702
7	SGX NIKKEI IDX Sep 11	34,352,500	(18,917)
73	SGX TWMSCI IDX SPREAD Jul 11	2,162,260	(56,940)
118	SGX TWMSCI IDX SPREAD Jul 11	3,495,160	(89,000)
22	SOYBEAN ML Dec 11	727,980	17,380
13	SOYBEAN ML Dec 11	430,170	7,670
7	SOYBEANS Nov 11	452,900	19,650
15	SOYBEANS Nov 11	970,500	9,000
17	Sugar # 11 Oct 11	501,514	(9,005)
2	Sugar # 11 Oct 11	59,002	(762)
24	SYBEANS OIL Dec 11	808,560	(4,878)
15	US T-BONDS Sep 11	1,845,469	22,969
1	US T-BONDS Sep 11	123,031	63
10	WHEAT Dec 11	328,750	71,250
280	WHEAT Sep 11	8,599,500	3,020,250
20	WHEAT Sep 11	614,250	93,938
11	WHEAT Sep 11	337,838	79,038
101	WHEAT Sep 11	3,101,963	784,113
18	WHEAT Sep 11	552,825	-
1	WHEAT Sep 11	30,713	400
	Net Unrealized Appreciation from Open Short Futures Contracts		$ 2,876,547

	Net Unrealized Appreciation from Open Futures Contracts		$ 1,692,162

* Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

	Long Exposure Notional** Amounts	Long Exposure No. of Contracts	Short Exposure Notional** Amounts	Short Exposure No. of Contracts
Futures	3,547,486,509	3,578	(1,420,369,095)	1,722

** Notional values as set forth in the Statement of Financial Futures does not purport to represent economic value at risk by the Fund.  The Fund is fully at risk for approximately its $52,568,942 investment in PFS Fund Limited. The investment in Alphametrics is represented by the derivatives shown above.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	$ 59,183,111	$ -	$ 59,183,111
Corporate Bonds & Notes	-	99,415,731	-	99,415,731
U.S. Government & Agency Obligations	-	96,004,984	-	96,004,984
Discount Notes	-	8,499,604	-	8,499,604
Variation Margin - Open Futures Contracts	-	2,514,773	-	2,514,773
Forward Foreign Currency Contracts	752,568	-	-	752,568
Money Market Fund	1,440,921	-	-	1,440,921
Total	$ 2,193,489	$ 265,618,203	$ -	$ 267,811,692
Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$ 1,257,898	$ -	$ -	$ 1,257,898
Total	$ 1,257,898	$ -	$ -	$ 1,257,898

There were no significant transfers in to or out of Level 1 and 2 during the current period presented.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Princeton Futures Strategy Fund ("PFSF") with PFS Fund Limited ("PFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of PFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

PFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the PFSF's investment objectives and policies.

PFS-CFC, through its investments in managed futures programs, utilizes commodity based derivative products to facilitate PFSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, PFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the PFSF Prospectus.

A summary of the PFSF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at June 30, 2011		% of Fund Net Assets at June 30, 2011
PFS-CFC	8/23/10	$78,454,527		23.89%

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Futures Contracts – PFS-CFC is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

As of June 30, 2011, the PFS-CFC had the following open forward currency contracts:

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)
To Buy:
Brazilian Real	7/5/2011	2,901,013	4,695,000	106,770
Brazilian Real	7/5/2011	1,162,495	4,215,120	100,356
Brazilian Real	7/5/2011	1,162,495	1,844,880	19,400
Brazilian Real	7/5/2011	4,500,000	7,116,750	59,243
Brazilian Real	7/5/2011	3,400,000	5,441,700	86,146
Brazilian Real	8/2/2011	1,400,000	2,228,100	16,756
Brazilian Real	8/2/2011	3,900,000	6,208,800	47,917
Brazilian Real	8/2/2011	3,391,947	5,441,700	68,203
Indonesian Rupiah	9/23/2011	2,952,770	25,320,000,000	(4,275)
Indonesian Rupiah	9/23/2011	10,455,975	89,775,000,000	(1,746)
Indonesian Rupiah	9/23/2011	10,455,975	89,775,000,000	(1,746)
South Korean Won	9/23/2011	5,927,666	6,433,000,000	70,288
South Korean Won	9/23/2011	3,100,000	3,350,480,000	23,897
South Korean Won	9/23/2011	3,102,296	3,350,480,000	21,600
South Korean Won	9/23/2011	7,300,000	7,836,550,000	6,587
Russian Ruble	9/22/2011	2,807,587	78,750,000	13,386
Sigapore Dollar	9/21/2011	7,326,055	8,992,000	(1,201)
Sigapore Dollar	9/21/2011	6,700,000	8,286,560	50,205
Thai Baht	9/21/2011	2,721,816	84,213,000	18,009
Turkish Lira	9/21/2011	2,316,886	3,771,080	(31,201)
Turkish Lira	9/21/2011	3,409,669	5,635,160	5,852
Turkish Lira	9/21/2011	2,612,025	4,348,500	23,639

		Unrealized appreciation on spot foreign currency contracts		$ 698,084

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)
To Sell:
Brazilian Real	7/5/2011	4,447,969	7,116,750	(111,274)
Brazilian Real	7/5/2011	6,675,149	10,755,000	(214,886)
Brazilian Real	7/5/2011	3,414,936	5,441,700	(71,211)
Indonesian Rupiah	9/23/2011	8,795,739	75,960,000,000	(49,744)
Indonesian Rupiah	9/23/2011	7,400,115	64,455,000,000	(105,620)
Indonesian Rupiah	9/23/2011	7,387,393	64,455,000,000	(118,342)
South Korean Won	9/23/2011	3,055,327	3,341,000,000	(59,731)
South Korean Won	9/23/2011	2,827,618	3,092,000,000	(55,279)
South Korean Won	9/23/2011	6,124,632	6,700,960,000	(123,161)
Russian Ruble	9/22/2011	2,768,987	78,750,000	(51,985)
Sigapore Dollar	9/21/2011	7,251,028	8,992,000	(73,826)
Sigapore Dollar	9/21/2011	6,658,546	8,286,560	(91,659)
Thai Baht	9/21/2011	2,700,000	84,213,000	(39,825)
Turkish Lira	9/21/2011	2,300,000	3,771,080	14,315
Turkish Lira	9/21/2011	3,400,000	5,635,160	(15,521)
Turkish Lira	9/21/2011	2,600,000	4,348,500	(35,665)

		Unrealized appreciation on spot foreign currency contracts		$ (1,203,414)

		Total net unrealized depreciation on open foreign currency contracts		$ (505,330)

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of June 30, 2011 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 06/30/2011
Commodity contracts	$ 338,123
Equity contracts	753,333
Foreign exchange contracts	778,840
Interest rate contracts	327,196
Total	$ 2,197,492

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

10/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

10/31/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

10/31/11